================================================================================
American AAdvantage Select Funds


LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

Fellow Shareholders:

I am pleased to present you with the Semi-Annual Report for the American AAdvantage Select Funds for the six-month period ended June 30, 2002. This has been a difficult time for investors as interest rates remained at a 40-year low of 1.75%. Accounting irregularities, corporate scandal, and decreasing profits led to a tumbling market. This environment has created a "crisis of confidence" in the markets.

As of June 31, 2002, the Money Market Select Fund ranked #13 among 244 Institutional Money Market Funds for the one-year period and outperformed the Lipper Institutional Money Market Average by 16 basis points for the six-month period. The U.S. Government Money Market Select Fund also outpaced the Lipper Institutional U.S. Government Money Market Average by 16 basis points for the six-month period.

We will continue to closely monitor the Federal Reserve for signs of changing interest rates and structure the Funds accordingly. Policymakers recently left rates unchanged, signaling that if the current trend of weakening economic data continues, and stock and corporate bond markets remain under pressure, the Federal Reserve may cut rates again later this year. However, the signs of a slow but growing economy, such as brisk home sales, improving corporate profits, and declining layoffs, may encourage Fed officials to opt against future rate cuts.

We value the trust you have placed in the American AAdvantage Select Funds. I would like to emphasize that we are committed to do everything possible to continue to earn this trust by positioning the Money Market Funds to achieve their investment objectives in a sound and prudent manner.


                                            Sincerely,


                                            /s/ WILLIAM F. QUINN
                                            William F. Quinn
                                            President
                                            American AAdvantage Select Funds

================================================================================
American AAdvantage Select Funds


MARKET AND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

The Federal Reserve Bank ("the Fed") left interest rates unchanged in the first half of 2002, keeping the overnight rate at its lowest level in over 40 years at 1.75%. Although the recession of 2001 proved to be mild, the Fed cautiously watched the economic recovery in 2002 in an effort to avoid a double dip recession. At the March Fed meeting, there was a shift to a neutral stance reflecting equal concern for economic weakness and inflationary pressures. Despite evidence of a rebound in certain sectors, the recovery did not take hold broadly enough. The primary factors that kept the Fed on the sidelines included the worsening employment situation, disappointing corporate earnings reports, the continued lack of capital spending, and the proliferation of "corporate malfeasance". Although the consumer continued to be quite resilient throughout the economic downturn, all of these factors appeared to have shaken investor confidence in Corporate America.

The unemployment rate rose to 6% in April, its highest since August 1994. Furthermore, the monthly nonfarm payroll figure averaged a loss of 25,000 jobs for the first half of the year, which pales in comparison to the 237,000 average monthly growth from 1996-2000. Although the Fed has made it clear they do not adjust interest rates based on the equity markets, stock market volatility has impacted many consumers directly and the downward wealth effect will certainly influence consumer sentiment going forward. While the 5.0% first quarter GDP figure was impressive, it dropped to 1.1% during the second quarter of the period. The recovery will need to come in the form of corporate earnings growth. Companies can then focus their spending efforts on capital improvements and employees. Inflation remains benign and does not appear to pose a concern for the Fed at this time.

The American AAdvantage Money Market Select Fund adopted a neutral stance in the first quarter of the year as potential rate hikes loomed on the horizon. However, as evidence mounted in the second quarter toward a stable interest rate environment, the Fund's weighted-average maturity was extended close to the 60 day maximum for rated funds. This was accomplished by purchasing longer fixed-rate products, primarily six-month asset-backed commercial paper. This strategy enabled the Fund to lock in higher rates. If the interest rate environment changes and fundamental economic conditions improve, the Fund will allow the fixed rate maturities to roll down and re-focus on purchasing variable rate securities with a final maturity of one year and a quarterly reset. This strategy is designed to extend the credit duration risk while allowing the Fund to achieve higher rates as the variable rate securities reset.

For the six months ended June 30, 2002, the total return of the American AAdvantage Money Market Select Fund was 0.96%. The Fund outperformed the Lipper Institutional Money Market Average return of 0.80% by 16 basis points. Lipper Analytical Services ranked the Fund 13th among its universe of 244 Institutional Money Market Funds for the year ended June 30, 2002.

As potential rate hikes loomed on the horizon during the first quarter of the year and the market was signaling an increase as soon as the June FOMC meeting, the American AAdvantage U.S. Government Money Market Select Fund maintained a neutral weighted-average maturity. However, as it became more evident that the Fed may be on the sidelines for a prolonged period of time, the weighted-average maturity of the Fund was extended beyond 50 days during the second quarter. This was accomplished primarily by purchasing fixed rate agency discount notes with maturities of six to nine months. This strategy worked well during the first half of the year, as the market virtually ruled out any chance of a tightening in the foreseeable future.

For the six months ended June 30, 2002, the total return of the American AAdvantage U.S. Government Money Market Select Fund was 0.93%. The Fund outperformed the Lipper Institutional U.S. Government Money Market Average return of 0.77% by 16 basis points.

PORTFOLIO STATISTICS AS OF JUNE 30, 2002

                          Money Market     U.S. Government
                          ------------     ---------------
7-day Current Yield*           1.83%             1.78%
7-day Effective Yield*         1.84%             1.80%
30-day Yield*                  1.83%             1.75%
Weighted Average
Maturity                      65 Days           43 Days
Moody's Rating                  Aaa               Aaa

*Annualized. You may call 1-800-388-3344 to obtain the Fund's current seven day yield.

MONEY MARKET PORTFOLIO
TOP TEN HOLDINGS AS OF JUNE 30, 2002

Banco Popular de Puerto Rico            7.0%
General Electric Capital Corporation    7.0%
Edison Asset Securitization             6.3%
American Honda Finance Corporation      5.9%
Deutsche Bank Financial                 5.6%
General Electric Capital Assurance Co   4.9%
FCAR Owner Trust, Series I              4.9%
Moriarty, LLC                           4.6%
Sigma Financial, Incorporated           4.5%
Metropolitan Life Insurance Company     4.2%

================================================================================
American AAdvantage Select Funds


STATEMENTS OF ASSETS AND LIABILITIES June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
in thousands, except share and per share amounts

                                                                     MONEY MARKET     U.S. GOVERNMENT
                                                                   ----------------   ----------------

ASSETS:
     Investment in Portfolio, at value .........................   $      4,663,075   $        121,213
     Receivable for expense
       reimbursement (Note 2) ..................................                 --                  1
     Other .....................................................                 --                  8
                                                                   ----------------   ----------------
TOTAL ASSETS ...................................................          4,663,075            121,222
                                                                   ----------------   ----------------
LIABILITIES:
     Dividends payable .........................................              5,287                 95
     Registration fees payable .................................                270                 --
     Other liabilities .........................................                114                 --
                                                                   ----------------   ----------------
TOTAL LIABILITIES ..............................................              5,671                 95
                                                                   ----------------   ----------------

NET ASSETS .....................................................   $      4,657,404   $        121,127
                                                                   ================   ================

ANALYSIS OF NET ASSETS:
     Paid-in-capital ...........................................   $      4,657,404   $        121,127
                                                                   ----------------   ----------------
NET ASSETS .....................................................   $      4,657,404   $        121,127
                                                                   ================   ================


Shares outstanding (no par value) ..............................      4,657,403,862        121,127,408
                                                                   ================   ================


Net asset value, offering and redemption price per share .......   $           1.00   $           1.00
                                                                   ================   ================


                             See accompanying notes

================================================================================
American AAdvantage Select Funds


STATEMENTS OF OPERATIONS Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands

                                                                     MONEY MARKET      U.S. GOVERNMENT
                                                                    ---------------    ---------------
INVESTMENT INCOME ALLOCATED FROM PORTFOLIO:
         Interest income ........................................   $        83,637    $           643
         Portfolio expenses .....................................            (4,343)               (37)
                                                                    ---------------    ---------------
              NET INVESTMENT INCOME ALLOCATED
                   FROM PORTFOLIO ...............................            79,294                606
                                                                    ---------------    ---------------
FUND EXPENSES:
         Transfer agent fees ....................................                67                  1
         Professional fees ......................................                10                  2
         Registration fees and expenses .........................                29                 --
         Other expenses .........................................                45                  1
                                                                    ---------------    ---------------
               TOTAL FUND EXPENSES ..............................               151                  4
                                                                    ---------------    ---------------
                Less reimbursement of expenses (Note 2) .........                --                  2
                                                                    ---------------    ---------------
                NET FUND EXPENSES ...............................               151                  2
                                                                    ---------------    ---------------
NET INVESTMENT INCOME ...........................................            79,143                604
                                                                    ---------------    ---------------
REALIZED GAIN (LOSS) ALLOCATED FROM PORTFOLIO:
         Net realized gain (loss) on investments ................               (40)                 5
                                                                    ---------------    ---------------
             NET GAIN (LOSS) ON INVESTMENTS .....................               (40)                 5
                                                                    ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM
         OPERATIONS .............................................   $        79,103    $           609
                                                                    ===============    ===============



                             See accompanying notes

================================================================================
American AAdvantage Select Funds


Statements of Changes in Net Assets
--------------------------------------------------------------------------------
 in thousands

                                                                    MONEY MARKET                         U.S. GOVERNMENT
                                                          ----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED     DECEMBER 1 TO
                                                              JUNE 30,         DECEMBER 31,        JUNE 30,          DECEMBER 31,
                                                               2002               2001               2002               2001
                                                          ---------------    ---------------   ----------------    ---------------
                                                            (Unaudited)                          (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
      Net investment income ............................  $        79,143    $       277,571    $           604    $            81
      Net realized gain (loss) on investments ..........              (40)             1,183                  5                  1
                                                          ---------------    ---------------    ---------------    ---------------
               NET INCREASE IN NET ASSETS RESULTING
                  FROM OPERATIONS ......................           79,103            278,754                609                 82
                                                          ---------------    ---------------    ---------------    ---------------
DISTRIBUTIONS TO SHAREHOLDERS:
      Net investment income ............................          (79,103)          (277,571)              (604)               (81)
      Net realized gain on investment ..................               --             (1,183)                (5)                (1)
                                                          ---------------    ---------------    ---------------    ---------------
               DISTRIBUTIONS TO SHAREHOLDERS ...........          (79,103)          (278,754)              (609)               (82)
                                                          ---------------    ---------------    ---------------    ---------------
CAPITAL SHARE TRANSACTIONS:
      Proceeds from sales of shares ....................       56,395,305         64,129,067          1,017,201            169,177
      Reinvestment of dividends and distributions ......           16,646             68,187                 --                 --
      Cost of shares redeemed ..........................      (57,343,577)       (60,836,209)          (898,896)          (166,355)
                                                          ---------------    ---------------    ---------------    ---------------
              NET INCREASE (DECREASE) IN NET ASSETS
                 FROM CAPITAL SHARE TRANSACTIONs .......         (931,626)         3,361,045            118,305              2,822
                                                          ---------------    ---------------    ---------------    ---------------
 NET INCREASE (DECREASE) IN NET ASSETS .................         (931,626)         3,361,045            118,305              2,822
NET ASSETS:
      Beginning of period ..............................        5,589,030          2,227,985              2,822                 --
                                                          ---------------    ---------------    ---------------    ---------------
      END OF PERIOd ....................................  $     4,657,404    $     5,589,030    $       121,127    $         2,822
                                                          ===============    ===============    ===============    ===============


(A) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.


                             See accompanying notes

================================================================================
American AAdvantage Select Funds


NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. Organization

American AAdvantage Select Funds (the "Trust") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the "Act"), as amended, as a no load, open-end management investment company with separate series. The following series are included in this report: American AAdvantage Money Market Select Fund and American AAdvantage U.S. Government Money Market Select Fund (each a "Fund" and collectively the "Funds"). The American AAdvantage Money Market Select Fund commenced active operations on January 1, 2000 and the American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

Each Fund invests all of its investable assets in the corresponding portfolio of the AMR Investment Services Trust, an open-end diversified management investment company, as follows: the American AAdvantage Money Market Select Fund invests assets in the AMR Investment Services Money Market Portfolio and the American AAdvantage U.S. Government Money Market Select Fund invests assets in the AMR Investment Services U.S. Government Money Market Portfolio. Each AMR Investment Services Trust Portfolio has the same investment objectives as its corresponding Fund. The value of such investments reflects each Fund's proportionate interest in the net assets of the corresponding portfolio (65.23% and 24.54% at June 30, 2002, of the AMR Investment Services Money Market and U.S. Government Money Market Portfolios, respectively) (each a "Portfolio" and collectively the "Portfolios"). The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services to the Trust and other investors.

The following is a summary of the significant accounting policies followed by the Funds.

B. Valuation of Investments

Valuation of securities by the Portfolios is discussed in Note 1 of the Portfolios' Notes to Financial Statements which are included elsewhere in this report.

C. Investment Income

Each Fund records its share of net investment income (loss) and realized gain
(loss) in the Portfolio each day. All net investment income (loss) and realized gain (loss) of each Portfolio are allocated pro rata among the corresponding Fund and other investors in each Portfolio at the time of such determination.

D. Dividends

The Funds generally declare dividends daily from net investment income and net short-term gain, if any, payable monthly. Dividends are determined in accordance with income tax principles which may treat certain transactions differently than generally accepted accounting principles.

E. Federal Income and Excise Taxes

It is the policy of each of the Funds to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all net investment income as well as any net realized capital gains on the sale of investments. Therefore, no federal income or excise tax provision is required.

F. Expenses

Expenses directly attributable to a Fund are charged to that Fund's operations. Expenses incurred by the Trust with respect to any two or more of the Funds are allocated in proportion to the net assets of each Fund, except where allocations of direct expenses to each Fund can otherwise be made fairly. Each share of each Fund bears equally those expenses that are allocated to the Fund as a whole.

G. Valuation of Shares

The price per share is calculated on each day on which shares are offered for sale and orders accepted or upon receipt of a redemption request. Net asset value per share is computed by dividing the value of the Funds' total assets (which includes the value of the Funds' investment in the Portfolio), less liabilities, by the number of Fund shares outstanding.

H. Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results may differ from those estimated.

================================================================================
American AAdvantage Select Funds


NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------

NOTE 2-FEES AND TRANSACTIONS WITH AFFILIATES

A. Reimbursement of Expenses

The Manager and the Trust entered into a Management Agreement which obligates the Manager to provide or oversee administrative and management services to the Funds. The Manager has contractually agreed to reimburse the American AAdvantage U.S. Government Money Market Select Fund for other expenses through December 31, 2002 to the extent that total annual fund operating expenses exceed .11%. For the six months ended June 30, 2002, the Manager reimbursed expenses totaling $1,724 to the U.S. Government Money Market Select Fund.

B. Other

Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2002, the cost of air transportation was not material to either of the Funds.

NOTE 3-CAPITAL SHARE TRANSACTIONS

The tables below summarize the activity in capital shares of the Funds (in thousands). Each share of the Funds is valued at $1.00:

Six Months Ended June 30, 2002

                                                      Money Market      U.S. Government
                                                      Select Fund         Select Fund
                                                     ---------------    ---------------
Shares sold ......................................        56,395,305          1,017,201
Reinvestment of dividends ........................            16,646                 --
Shares redeemed ..................................       (57,343,577)          (898,896)
                                                     ---------------    ---------------
Net increase (decrease) in capital
shares outstanding ...............................          (931,626)           118,305
                                                     ===============    ===============

Year Ended December 31, 2001

                                                      Money Market      U.S. Government
                                                      Select Fund         Select Fund
                                                     ---------------    ---------------
Shares sold ......................................        64,129,067            169,177
Reinvestment of dividends ........................            68,187                 --
Shares redeemed ..................................       (60,836,209)          (166,355)
                                                     ---------------    ---------------
Net increase in capital shares
outstanding ......................................         3,361,045              2,822
                                                     ===============    ===============

================================================================================
American AAdvantage Money Market Select Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------


                                                                          SIX MONTHS             YEAR ENDED DECEMBER 31,
                                                                             ENDED          ---------------------------------
                                                                         JUNE 30, 2002         2001(B)               2000
                                                                         --------------     --------------     --------------
                                                                          (Unaudited)
 NET ASSET VALUE, BEGINNING OF PERIOd ................................   $         1.00     $         1.00     $         1.00
                                                                         --------------     --------------     --------------
         Net investment income (A) ...................................             0.01               0.04               0.06
         Less dividends from net investment income ...................            (0.01)             (0.04)             (0.06)
                                                                         --------------     --------------     --------------
NET ASSET VALUE, END OF PERIOD .......................................   $         1.00     $         1.00     $         1.00
                                                                         ==============     ==============     ==============
TOTAL RETURN .........................................................             0.96%(C)           4.28%              6.58%
                                                                         ==============     ==============     ==============
RATIOS AND SUPPLEMENTAL DATA:
         Net assets, end of period (in thousands) ....................   $    4,657,404     $    5,589,030     $    2,227,985
         Ratios to average net assets (annualized) (A):
            Expenses .................................................             0.11%              0.12%              0.12%
            Net investment income ....................................             1.93%              3.84%              6.47%
         Decrease reflected in above expense ratio due to absorption
            of expenses by the manager ...............................               --                 --               0.03%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust Money Market Portfolio.

(B) Prior to December 1, 2001, the American AAdvantage Money Market Select Fund was known as the American Select Cash Reserve Fund.

(C)      Not annualized.

================================================================================
American AAdvantage U.S. Government Money Market Select Fund


FINANCIAL HIGHLIGHTS (For a share outstanding throughout the period)
--------------------------------------------------------------------------------

                                                                      SIX MONTHS
                                                                         ENDED          DECEMBER 1 TO
                                                                     JUNE 30, 2002     DECEMBER 31, 2001(B)
                                                                    ---------------    -----------------
                                                                      (Unaudited)
 NET ASSET VALUE, BEGINNING OF PERIOD ...........................   $          1.00     $          1.00
                                                                    ---------------     ---------------
         Net investment income(A) ...............................              0.01                  --
         Less dividends from net investment income ..............             (0.01)                 --
                                                                    ---------------     ---------------
NET ASSET VALUE, END OF PERIOD ..................................   $          1.00     $          1.00
                                                                    ===============     ===============
TOTAL RETURN ....................................................              0.93%(C)            0.20%(C)
                                                                    ===============     ===============
RATIOS AND SUPPLEMENTAL DATA:
         Net assets, end of period (in thousands) ...............   $       121,127     $         2,822
         Ratios to average net assets (annualized)(A):
            Expenses ............................................              0.12%               0.10%
            Net investment income ...............................              1.84%               2.06%

----------
(A) The per share amounts and ratios reflect income and expenses assuming inclusion of the Fund's proportionate share of the income and expenses of the AMR Investment Services Trust U.S. Government Money Market Portfolio.

(B) The American AAdvantage U.S. Government Money Market Select Fund commenced active operations on December 1, 2001.

(C)  Not annualized.

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                                       PAR
                                                                                      AMOUNT              VALUE
                                                                                   --------------     --------------
VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES - 16.97%
Banco Popular de Puerto Rico, (Note C)
  2.16%, Due 10/1/2002                                                             $      200,000     $      200,000
  2.01%, Due 12/16/2002                                                                   300,000            300,000
Bank One, NA,
  2.11%, Due 4/7/2003                                                                      25,000             25,033
  2.05%, Due 4/24/2003                                                                     45,000             45,057
Branch Banking & Trust Company, 1.84%, Due 2/10/2003                                      175,000            174,979
Fleet National Bank, NA,
  2.17%, Due 8/2/2002                                                                      25,000             25,007
  2.08%, Due 5/22/2003                                                                     10,000             10,017
National City Bank,
  2.04%, Due 10/10/2002                                                                    25,000             25,009
  2.00%, Due 11/13/2002                                                        .           43,000             43,020
  1.98%, Due 3/17/2003                                                                     48,000             48,044
  2.05%, Due 4/17/2003                                                         .           20,000             20,019
  1.94%, Due 6/13/2003                                                                     85,000             85,070
Wachovia Bank, NA,
  2.03%, Due 12/20/2002                                                                    87,000             87,092
  2.08%, Due 2/18/2003                                                                     45,000             45,062
  2.05%, Due 3/19/2003                                                                     20,000             20,027
  1.97%, Due 6/4/2003                                                                      60,000             60,064
                                                                                                      --------------
       TOTAL VARIABLE RATE CERTIFICATES OF DEPOSIT AND BANK NOTES                                          1,213,500
                                                                                                      --------------
PROMISSORY NOTES - 0.90%
Goldman Sachs Group, LP, 1.94%, Due 9/23/2002                                              64,000             64,000
                                                                                                      --------------
       TOTAL PROMISSORY NOTES                                                                                 64,000
                                                                                                      --------------
FUNDING AGREEMENTS - 13.57%
VARIABLE RATE
General Electric Capital Assurance Company, (Note B)
  1.97%, Due 12/2/2002                                                                    200,000            200,000
  2.00%, Due 2/3/2003                                                                     150,000            150,000
Jackson National Life Insurance Company, 1.96%, Due 8/30/2002 (Note A)                    100,000            100,000
Metropolitan Life Insurance Company,  (Note B)
  1.99%, Due 7/19/2002                                                                    200,000            200,000
  1.98%, Due 11/22/2002                                                        .          100,000            100,000
Travelers Insurance Company, 1.96%, Due 9/11/2002 (Note B)                                175,000            175,000
                                                                                                      --------------
       TOTAL VARIABLE RATE                                                                                   925,000
                                                                                                      --------------
FIXED RATE
Security Life of Denver, 1.98%, Due 9/23/2002                                  .           45,000             45,000
                                                                                                      --------------
       TOTAL FIXED RATE                                                                                       45,000
                                                                                                      --------------
       TOTAL FUNDING AGREEMENTS                                                                              970,000
                                                                                                      --------------
ASSET-BACKED COMMERCIAL PAPER, 144A (NOTES D AND E) - 23.83%
Edison Asset Securitization,
  1.92%, Due 8/16/2002                                                         .          150,000            149,632
  1.91%, Due 9/16/2002                                                                    300,000            298,774
FCAR Owner Trust, Series I ,
  1.88%, Due 9/13/2002                                                                    100,000             99,614
  1.92%, Due 10/7/2002                                                                     50,000             49,739
  1.91%, Due 11/6/2002                                                                    200,000            198,642
Golden Funding Corporation,
  1.90%, Due 7/1/2002                                                                      23,760             23,760
  1.96%, Due 8/13/2002                                                                     58,500             58,363


                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                                       PAR
                                                                                      AMOUNT              VALUE
                                                                                   --------------     --------------
Moriarty, LLC,
  1.85%, Due 7/8/2002                                                              $       32,000     $       31,988
  1.95%, Due 8/9/2002                                                                     300,000            299,366
Scaldis Capital, LLC,
  1.90%, Due 7/5/2002                                                                      24,869             24,864
  2.00%, Due 10/15/2002                                                                    17,484             17,381
  2.00%, Due 11/1/2002                                                                     80,191             79,643
  1.85%, Due 11/20/2002                                                                    30,219             29,998
  1.88%, Due 12/9/2002                                                                     24,394             24,189
Sigma Financial, Incorporated,
  1.87%, Due 10/9/2002                                                                     43,582             43,356
  1.95%, Due 10/22/2002                                                                    10,500             10,436
  1.96%, Due 10/24/2002                                                                    84,000             83,474
  1.87%, Due 10/28/2002                                                                    50,000             49,691
  1.96%, Due 10/31/2002                                                                    59,450             59,055
  1.88%, Due 11/7/2002                                                                     25,000             24,832
  1.99%, Due 11/8/2002                                                                     47,350             47,010
                                                                                                      --------------
       TOTAL ASSET-BACKED COMMERCIAL PAPER                                                                 1,703,807
                                                                                                      --------------
COMMERCIAL PAPER (NOTE E) - 25.76
Abbey National, 1.85%, Due 10/1/2002                                                      250,000            248,815
AIG Funding, Incorporated, 1.90%, Due 10/18/2002                                           40,086             39,855
BNP Paribas Financial, 1.92%, Due 9/19/2002                                                50,000             49,787
Deutsche Bank Financial, 1.76%, Due 9/30/2002                                             400,000            398,220
General Electric Capital Corporation,
  1.87%, Due 8/16/2002                                                                    400,000            399,044
  1.94%, Due 9/19/2002                                                                    100,000             99,569
Societe Generale North America, Incorporated, 1.85%, Due 9/3/2002                         136,500            136,051
Spintab-Swedmortgage AB,
  1.88%, Due 9/6/2002                                                                     100,000             99,650
  1.92%, Due 2/12/2003                                                                     72,000             71,995
Wells Fargo Financial Company,
  1.90%, Due 10/3/2002                                                                     50,000             49,752
  1.92%, Due 10/21/2002                                                                    50,000             49,701
  1.92%, Due 10/28/2002                                                                    50,000             49,683
  1.91%, Due 11/4/2002                                                                     50,000             49,666
Westdeutsche Landesbank, 1.92%, Due 9/23/2002, 144A (Note D)                              100,000             99,552
                                                                                                      --------------
       TOTAL COMMERCIAL PAPER                                                                              1,841,340
                                                                                                      --------------
VARIABLE RATE MEDIUM-TERM NOTES - 18.09%
American Honda Finance Corporation,
144A (Note D)
  1.97%, Due 1/17/2003                                                                     40,000             40,010
  1.88%, Due 2/25/2003                                                                     70,000             70,000
  1.89%, Due 5/13/2003                                                                    100,000            100,000
  1.87%, Due 5/14/2003                                                                    200,000            200,000
  1.96%, Due 6/11/2003                                                                     10,000             10,009
Associates Corporation of North America, 2.17%, Due 5/8/2003                               46,505             46,622
Bank of America Corporation,
  1.98%, Due 2/4/2003                                                                      35,500             35,521
  2.09%, Due 7/7/2003                                                                      35,000             35,027
Citigroup, Incorporated, 2.06%, Due 7/17/2003                                             190,000            190,292



                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                                       PAR
                                                                                      AMOUNT              VALUE
                                                                                   --------------     --------------
Credit Suisse First Boston,
  2.05%, Due 12/6/2002                                                             $       25,000     $       25,020
  2.00%, Due 12/11/2002, 144A (Note D)                                                     74,250             74,310
  2.13%, Due 4/28/2003                                                                     25,000             25,044
  2.49%, Due 7/18/2003                                                                     13,200             13,273
JP Morgan Chase and Company,
  2.05%, Due 1/30/2003                                                                     36,700             36,733
  2.01%, Due 2/28/2003                                                                     20,000             20,020
  1.99%, Due 3/14/2003                                                                     20,000             20,022
Merrill Lynch & Company, 2.09%, Due 7/24/2002                                              15,000             15,002
Morgan Stanley Dean Witter Company,
  2.06%, Due 10/15/2002                                                                    10,000             10,003
  2.15%, Due 1/16/2003                                                                     19,800             19,826
  2.10%, Due 2/21/2003                                                                     15,000             15,023
  2.09%, Due 3/6/2003                                                                      10,000             10,016
Salomon Smith Barney Holdings,
  1.99%, Due 9/11/2002                                                                     20,000             20,005
  2.13%, Due 1/24/2003                                                                     28,000             28,031
  2.14%, Due 2/11/2003                                                                     41,300             41,368
  2.18%, Due 4/28/2003                                                                     40,500             40,597
  2.20%, Due 6/6/2003                                                                      20,000             20,065
  2.22%, Due 7/24/2003                                                                     17,000             17,059
Wells Fargo & Company,
  2.09%, Due 10/10/2002                                                                    44,000             44,016
  1.99%, Due 10/30/2002                                                                    45,000             45,018
  1.93%, Due 3/31/2003                                                                     25,000             25,021
                                                                                                      --------------
       TOTAL VARIABLE RATE MEDIUM-TERM NOTES                                                               1,292,953
                                                                                                      --------------
OTHER SHORT-TERM INVESTMENTS - 0.99%                                                     SHARES
                                                                                     --------------
AIM Liquid Assets                                                                       7,626,905              7,627
One Group Money Market Institutional Shares                                            63,445,732             63,446
                                                                                                      --------------
       TOTAL OTHER SHORT-TERM INVESTMENTS                                                                     71,073
                                                                                                      --------------
TOTAL INVESTMENTS - 100.11% (COST $7,156,673)                                                              7,156,673
                                                                                                      --------------
LIABILITIES, NET OF OTHER ASSETS - (0.11%)                                                                    (7,766)
                                                                                                      --------------
TOTAL NET ASSETS - 100%                                                                               $    7,148,907
                                                                                                      ==============

Based on the cost of investments of $7,156,673 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.

(A) Obligation is subject to an unconditional put back to the issuer with seven calendar days notice.

(B) Obligation is subject to an unconditional put back to the issuer with ninety calendar days notice.

(C) Obligation is subject to a credit quality put back to the issuer with seven calendar days notice.

(D) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $2,297,688 or 32.14% of net assets.

(E) Rates associated with money market securities represent discount rate at time of purchase.

ABBREVIATIONS:
AB  - Company
LLC - Limited Liability Company
LP - Limited Partnership
NA - National Association



                             See accompanying notes

================================================================================
AMR Investment Services U.S. Government Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                         PAR
                                                                        AMOUNT              VALUE
                                                                    ---------------   ---------------
REPURCHASE AGREEMENTS (Notes A and B) - 47.06%
Credit Suisse First Boston Corporation, 1.98%, Due 7/1/2002         $       117,398   $       117,398
UBS Securities, LLC, 1.98%, Due 7/1/2002                                    115,000           115,000
                                                                                      ---------------
     TOTAL REPURCHASE AGREEMENTS                                                              232,398
                                                                                      ---------------
U.S. GOVERNMENT AGENCY INSTRUMENTS - 47.87%
Federal Home Loan Bank,
  Discount Note, 1.70%, Due 7/1/2002  (Note C)                                1,340             1,340
  Discount Note, 1.85%, Due 10/25/2002 (Note C)                              17,640            17,536
  Discount Note, 1.93%, Due 10/30/2002 (Note C)                               5,000             4,968
  Floating Rate Note, 1.76%, Due 2/19/2003                                   20,000            20,000
Federal Home Loan Mortgage Corporation, (Note C)
  Discount Note, 1.90%, Due 7/1/2002                                         20,000            20,000
  Discount Note, 1.87%, Due 7/18/2002                                         7,550             7,543
  Discount Note, 1.86%, Due 8/15/2002                                         7,000             6,984
  Discount Note, 1.74%, Due 10/10/2002                                        5,000             4,976
  Discount Note, 1.85%, Due 10/23/2002                                        4,938             4,909
  Discount Note, 1.88%, Due 10/28/2002                                        2,987             2,968
  Discount Note, 1.89%, Due 11/7/2002                                         8,994             8,933
  Discount Note, 1.86%, Due 12/5/2002                                         5,000             4,959
  Discount Note, 1.80%, Due 1/8/2003                                         15,000            14,857
Federal National Mortgage Association, (Note C)
  Discount Note, 1.83%, Due 7/10/2002                                         1,656             1,655
  Discount Note, 2.65%, Due 7/26/2002                                         2,000             1,996
  Discount Note, 1.84%, Due 8/5/2002                                         12,104            12,082
  Discount Note, 1.85%, Due 8/7/2002                                          3,641             3,634
  Discount Note, 1.81%, Due 8/8/2002                                         10,200            10,181
  Discount Note, 1.88%, Due 8/23/2002                                        10,000             9,972
  Discount Note, 1.85%, Due 9/16/2002                                        25,000            24,901
  Discount Note, 1.87%, Due 10/2/2002                                         4,000             3,981
  Discount Note, 1.84%, Due 10/4/2002                                        10,000             9,951
  Discount Note, 1.88%, Due 10/23/2002                                        3,425             3,405
  Discount Note, 1.93%, Due 10/30/2002                                       10,000             9,935
  Discount Note, 1.88%, Due 11/6/2002                                        19,933            19,800
  Discount Note, 1.86%, Due 11/20/2002                                        5,000             4,963
                                                                                      ---------------
     TOTAL U.S. GOVERNMENT AGENCY INSTRUMENTS                                                 236,429
                                                                                      ---------------



                             See accompanying notes

================================================================================
AMR Investment Services U.S. Government Money Market Portfolio


SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands, except share amounts

                                                                        SHARES              VALUE
                                                                    ---------------   ---------------
SHORT-TERM INVESTMENTS - 5.06%
AIM Government Money Market Fund                                          5,000,000   $         5,000
One Group Institutional Money Market Fund                                20,001,000            20,001
                                                                                      ---------------
     TOTAL SHORT-TERM INVESTMENTS                                                              25,001
                                                                                      ---------------
TOTAL INVESTMENTS - 99.99% (COST $493,828)                                                    493,828
                                                                                      ---------------
OTHER ASSETS, NET OF LIABILITIES - 0.01%                                                           53
                                                                                      ---------------
TOTAL NET ASSETS - 100%                                                               $       493,881
                                                                                      ===============

Based on the cost of investments of $493,828 for federal income tax purposes at June 30, 2002, there was no unrealized appreciation or depreciation of investments.


(A) Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks, as indicated. The collateral is monitored daily by the Portfolio so that its market value exceeds the carrying value of the repurchase agreement.

(B) Collateral held at the Chase Manhattan Bank and Trust by Credit Suisse First Boston Corporation, 3.80% - 9.65%, Due 10/15/2004 - 9/26/2019, Market Value -
$117,417,863.06; and by UBS Securities, LLC, 6.00% - 6.50%, Due 7/1/2030 -
3/1/2032, Market Value - $115,018,975.00.

(C) Rates represent discount rate.


                             See accompanying notes

================================================================================
AMR Investment Services Trust Portfolios


STATEMENTS OF ASSETS AND LIABILITIES June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands

                                                                                               U.S. GOVERNMENT
                                                                               MONEY MARKET      MONEY MARKET
                                                                              ---------------   ---------------
ASSETS:
         Investments in securities at value
           (cost - $7,156,673 and $261,430, respectively) .................   $     7,156,673   $       261,430
         Repurchase agreements (cost - $0 and $232,398, respectively) .....                --           232,398
         Dividends and interest receivable ................................            10,169                91
                                                                              ---------------   ---------------
TOTAL ASSETS ..............................................................         7,166,842           493,919
                                                                              ---------------   ---------------
LIABILITIES:
         Payable for investments purchased ................................            17,131                --
         Management and investment advisory fees payable (Note 2) .........               670                37
         Other liabilities ................................................               134                 1
                                                                              ---------------   ---------------
TOTAL LIABILITIES .........................................................            17,935                38
                                                                              ---------------   ---------------
NET ASSETS APPLICABLE TO INVESTORS' BENEFICIAL INTERESTS ..................   $     7,148,907   $       493,881
                                                                              ===============   ===============


                             See accompanying notes

================================================================================
AMR Investment Services Trust Portfolios


STATEMENTS OF OPERATIONS Six Months Ended June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------
 in thousands

                                                                                       U.S. GOVERNMENT
                                                                      MONEY MARKET      MONEY MARKET
                                                                    ---------------    ---------------
INVESTMENT INCOME:
        Interest income .........................................   $       109,887    $         3,933
                                                                    ---------------    ---------------
             TOTAL INVESTMENT INCOME ............................           109,887              3,933
                                                                    ---------------    ---------------
EXPENSES:
        Management and investment advisory fees (Note 2) ........             5,384                200
        Custodian fees ..........................................               170                 21
        Professional fees .......................................                41                  1
        Other expenses ..........................................               123                  2
                                                                    ---------------    ---------------
             TOTAL EXPENSES .....................................             5,718                224
                                                                    ---------------    ---------------
NET INVESTMENT INCOME ...........................................           104,169              3,709
                                                                    ---------------    ---------------
REALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain (loss) on investments .................               (38)                26
                                                                    ---------------    ---------------
              NET GAIN (LOSS) ON INVESTMENTS ....................               (38)                26
                                                                    ---------------    ---------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $       104,131    $         3,735
                                                                    ===============    ===============


                             See accompanying notes

================================================================================
AMR Investment Services Trust Portfolios


STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
 in thousands

                                                                      MONEY MARKET                 U.S. GOVERNMENT MONEY MARKET
                                                          ----------------------------------   -----------------------------------
                                                          SIX MONTHS ENDED     YEAR ENDED      SIX MONTHS ENDED      YEAR ENDED
                                                              JUNE 30,         DECEMBER 31,        JUNE 30,          DECEMBER 31,
                                                               2002               2001                2002              2001
                                                          ---------------    ---------------   ----------------    ---------------
                                                            (Unaudited)                           (Unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
 Net investment income ................................   $       104,169    $       393,466    $         3,709    $        10,024
 Net realized gain (loss) on investments ..............               (38)             1,556                 26                 66
                                                          ---------------    ---------------    ---------------    ---------------
   TOTAL INCREASE IN NET ASSETS RESULTING
     FROM OPERATIONS ..................................           104,131            395,022              3,735             10,090
                                                          ---------------    ---------------    ---------------    ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
 Contributions ........................................        60,091,638         72,574,660          1,552,063          1,074,932
 Withdrawals ..........................................       (61,311,769)       (69,694,620)        (1,357,739)        (1,001,453)
                                                          ---------------    ---------------    ---------------    ---------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS ..        (1,220,131)         2,880,040            194,324             73,479
                                                          ---------------    ---------------    ---------------    ---------------
NET INCREASE (DECREASE) IN NET ASSETS .................        (1,116,000)         3,275,062            198,059             83,569
                                                          ---------------    ---------------    ---------------    ---------------
NET ASSETS:
 Beginning of period ..................................         8,264,907          4,989,845            295,822            212,253
                                                          ---------------    ---------------    ---------------    ---------------
 END OF PERIOD ........................................   $     7,148,907    $     8,264,907    $       493,881    $       295,822
                                                          ===============    ===============    ===============    ===============



                             See accompanying notes

================================================================================
AMR Investment Services Money Market Portfolio


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                      SIX MONTHS                             TWO MONTHS
                                        ENDED      YEAR ENDED DECEMBER 31,     ENDED              YEAR ENDED OCTOBER 31,
                                       JUNE 30,    -----------------------   DECEMBER 31, --------------------------------------
                                        2002          2001         2000         1999         1999          1998           1997
                                     -----------   ----------   ----------   ----------   ----------    ----------    ----------
                                     (Unaudited)
TOTAL RETURN: .....................         0.96%(A)     4.30%         N/A          N/A          N/A           N/A           N/A
RATIOS TO AVERAGE NET ASSETS:
    Expenses ......................         0.11%        0.11%        0.11%        0.11%        0.11%         0.16%         0.16%
    Net investment income .........         1.93%        3.95%        6.40%        5.77%        5.11%         5.56%         5.52%

(A) Not annualized.


                             See accompanying notes

================================================================================
AMR Investment Services U.S. Government Money Market Portfolio


FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                  SIX MONTHS                                TWO MONTHS
                                    ENDED       YEAR ENDED DECEMBER 31,       ENDED                YEAR ENDED OCTOBER 31,
                                   JUNE 30,    -------------------------    DECEMBER 31,   ---------------------------------------
                                    2002          2001          2000           1999           1999          1998           1997
                                 -----------   -----------   -----------    -----------    -----------   -----------   -----------
                                 (Unaudited)
TOTAL RETURN: ................          0.93%(A)      4.24%          N/A            N/A            N/A           N/A           N/A
RATIOS TO AVERAGE NET ASSETS:
    Expenses .................          0.11%         0.11%         0.13%          0.12%          0.12%         0.17%         0.19%
    Net investment income ....          1.85%         3.99%         6.27%          5.67%          4.89%         5.45%         5.32%

(A) Not annualized.



                             See accompanying notes

================================================================================
AMR Investment Services Trust


NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited)
--------------------------------------------------------------------------------

NOTE 1-ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

AMR Investment Services Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended, as a no load, open-end management investment company which was organized as a trust under the laws of the State of New York pursuant to a Declaration of Trust dated as of June 27, 1995 and amended on August 11, 1995. Beneficial interests in the Trust are divided into separate series, each having distinct investment objectives and policies. These financial statements relate to the AMR Investment Services Money Market Portfolio and the AMR Investment Services U.S. Government Money Market Portfolio (each a "Portfolio" and collectively the "Portfolios"). The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.

AMR Investment Services, Inc. (the "Manager") is a wholly-owned subsidiary of AMR Corporation, the parent company of American Airlines, Inc. ("American"), and was organized in 1986 to provide business management, advisory, administrative and asset management consulting services.

The following is a summary of the significant accounting policies followed by the Portfolios.

Security Valuation

Securities of the Portfolios are valued using the amortized cost method. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolios, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation which the Board believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action which should be initiated.

Security Transactions and Investment Income

Security transactions are recorded on the trade date of the security purchase or sale. Interest income is earned from settlement date, recorded on the accrual basis, and adjusted, if necessary, for amortization of premiums or accretion of discounts on investment grade short-term securities and zero coupon instruments. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

Federal Income and Excise Taxes

The Portfolios will be treated as partnerships for federal income tax purposes. As such, each investor in a Portfolio will be taxed on its share of the Portfolio's ordinary income and capital gains. It is intended that each Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of sub-chapter M of the Internal Revenue Code.

Repurchase Agreements

Under the terms of a repurchase agreement, securities are acquired by a Portfolio from a securities dealer or a bank which are subject to resale at a later date. Repurchase agreements are fully collateralized by U.S. Treasury or Government agency securities. All collateral is held at the Portfolio's custodian bank, State Street Bank and Trust Company, or at subcustodian banks. The collateral is monitored daily by each Portfolio so that the collateral's market value exceeds the carrying value of the repurchase agreement.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results may differ from those estimated.

NOTE 2-TRANSACTIONS WITH AFFILIATES

Management Agreement

The Trust and the Manager are parties to a Management Agreement which obligates the Manager to provide or oversee the provision of all administrative, investment advisory and portfolio management services. The Manager serves as the sole investment adviser to each of the Portfolios. As compensation for performing the duties required under the Management Agreement, the Manager receives from the Portfolios .10% of the average daily net assets of each of the Portfolios.

Other

Certain officers or trustees of the Trust are also current or former officers or employees of the Manager or American. The Trust makes no direct payments to its officers. Unaffiliated trustees and their spouses are provided free

================================================================================
AMR Investment Services Trust


NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited) (Continued)
--------------------------------------------------------------------------------
unlimited air transportation on American. However, the Trust compensates each trustee with payments in an amount equal to the trustee's income tax on the value of this free airline travel. One trustee, as a retiree of American, already receives flight benefits. This trustee receives an annual retainer of $45,000 plus $1,250 for each Board meeting attended. For the six months ended June 30, 2002, the cost of air transportation was not material to any of the Portfolios.